Property, plant and equipment, net (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property, plant, and equipment, net
Depreciation expenses	$ 1.6	$ 1.4	$ 1.1